Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2025	Jan. 31, 2025	May 03, 2023	Feb. 11, 2022
Accrued Expenses and Other Liabilities [Line Items]
Disposal of outstanding discounting operation	$ 4,355
Warrants (in Shares)				2
Loop Capital Markets LLC [Member]
Accrued Expenses and Other Liabilities [Line Items]
Claiming total amount		$ 14,700	$ 10,100